Investment Objectives and Goals - Innovator Equity Defined Protection ETF - 2 Yr to October 2027	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 2 Yr to October 2027
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.78% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from October 1, 2025 through September 30, 2027.